Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 218	$ 201
Unfunded commitments	82	74
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	59	52
Unfunded commitments	21	22
Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	113	102
Unfunded commitments	$ 61	$ 52
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 46	$ 47
Unfunded commitments	$ 0	$ 0
Minimum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	3 years	3 years
Maximum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	11 years	11 years
Maximum | Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	95 days	95 days